PREFERRED SECURITIES OF SUBSIDIARIES, Narrative (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Jul. 09, 2009 Tornado Finance V.O.F. [Member]	Jul. 31, 1999 Tornado Finance V.O.F. [Member]	Sep. 30, 2001 Hobbes Capital S.A. [Member]	Sep. 30, 2008 Hobbes Capital S.A. [Member]
Preferred Securities of Subsidiaries [Line Items]
Preferred partnership units issued		$ 500
Preferred stock dividend rate		7.965%
Redemption amount of preferred partnership units	520
Issuance of preferred equity securities			500
Redemption amount of preferred equity securities				$ 674